UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     January 31, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $162,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      266    14524 SH       SOLE                        0        0    14524
ISHARES GOLD TRUST             ISHARES          464285105      334    24030 SH       SOLE                        0        0    24030
ISHARES INC                    MSCI PAC J IDX   464286665      586    12477 SH       SOLE                        0        0    12477
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      584    17125 SH       SOLE                        0        0    17125
ISHARES TR                     DJ SEL DIV INX   464287168      636    12763 SH       SOLE                        0        0    12763
ISHARES TR                     BARCLYS TIPS BD  464287176     1373    12772 SH       SOLE                        0        0    12772
ISHARES TR                     S&P 500 INDEX    464287200    18035   142852 SH       SOLE                        0        0   142852
ISHARES TR                     BARCLY USAGG B   464287226     2527    23899 SH       SOLE                        0        0    23899
ISHARES TR                     S&P NA NAT RES   464287374     1550    37182 SH       SOLE                        0        0    37182
ISHARES TR                     S&P 500 VALUE    464287408    18531   310975 SH       SOLE                        0        0   310975
ISHARES TR                     MSCI EAFE IDX    464287465    13649   234437 SH       SOLE                        0        0   234437
ISHARES TR                     RUSSELL MIDCAP   464287499     2360    23190 SH       SOLE                        0        0    23190
ISHARES TR                     S&P MIDCAP 400   464287507    22426   247283 SH       SOLE                        0        0   247283
ISHARES TR                     RUSSELL1000VAL   464287598     1270    19578 SH       SOLE                        0        0    19578
ISHARES TR                     RUSSELL 1000     464287622     1953    27955 SH       SOLE                        0        0    27955
ISHARES TR                     RUSL 2000 VALU   464287630      901    12668 SH       SOLE                        0        0    12668
ISHARES TR                     S&P SMLCAP 600   464287804      760    11106 SH       SOLE                        0        0    11106
ISHARES TR                     S&P EURO PLUS    464287861      660    16793 SH       SOLE                        0        0    16793
ISHARES TR                     S&P SMLCP VALU   464287879     9706   135008 SH       SOLE                        0        0   135008
JPMORGAN CHASE & CO            COM              46625H100      769    18132 SH       SOLE                        0        0    18132
LINCOLN NATL CORP IND          COM              534187109     2195    78933 SH       SOLE                        0        0    78933
NUVEEN MUN INCOME FD INC       COM              67062J102      229    22197 SH       SOLE                        0        0    22197
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      540    13881 SH       SOLE                        0        0    13881
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      659    25379 SH       SOLE                        0        0    25379
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1866    14840 SH       SOLE                        0        0    14840
SPDR SERIES TRUST              INTERMD CR ETF   78464A375     1015    31166 SH       SOLE                        0        0    31166
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     1105    27835 SH       SOLE                        0        0    27835
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474     1214    40145 SH       SOLE                        0        0    40145
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     2397    45130 SH       SOLE                        0        0    45130
US BANCORP DEL                 COM NEW          902973304      926    34328 SH       SOLE                        0        0    34328
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     2728    33074 SH       SOLE                        0        0    33074
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     2829    35159 SH       SOLE                        0        0    35159
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     9314   116037 SH       SOLE                        0        0   116037
VANGUARD INDEX FDS             REIT ETF         922908553     4771    86160 SH       SOLE                        0        0    86160
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3130    46820 SH       SOLE                        0        0    46820
VANGUARD INDEX FDS             MID CAP ETF      922908629     4892    65694 SH       SOLE                        0        0    65694
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2277    39520 SH       SOLE                        0        0    39520
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      971    17843 SH       SOLE                        0        0    17843
VANGUARD INDEX FDS             VALUE ETF        922908744     2866    53742 SH       SOLE                        0        0    53742
VANGUARD INDEX FDS             STK MRK ETF      922908769     1247    19202 SH       SOLE                        0        0    19202
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     7653   160332 SH       SOLE                        0        0   160332
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1724    35803 SH       SOLE                        0        0    35803
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866      579    10147 SH       SOLE                        0        0    10147
VANGUARD INTL EQUITY INDEX F   EURPEAN ETF      922042874      690    14056 SH       SOLE                        0        0    14056
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1555    43024 SH       SOLE                        0        0    43024
VANGUARD WORLD FD              MEGA VALUE 300   921910840     2484    64159 SH       SOLE                        0        0    64159
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     1938    45147 SH       SOLE                        0        0    45147
WILLIAMS COS INC DEL           COM              969457100      320    12948 SH       SOLE                        0        0    12948